SHARE-BASED PAYMENTS - Restricted Shares (Details) - Restricted Shares - $ / shares		12 Months Ended
	Nov. 16, 2021	Dec. 31, 2022
Number of restricted shares
Granted (in shares)	1,235,896
2017 Plan
Weighted-average grant-date fair value
Beginning balance (in dollars per share)		$ 4.36
Granted (in dollars per share)		0.69
Vested and issued (in dollars per share)		5.38
Forfeiture due to disposal of BEST Network (in dollars per share)		3.85
Ending balance (in dollars per share)		$ 2.54